Share based compensation - Number of shares warrants give right to for Plan 2025-2 (Details) - 2025-2		12 Months Ended
	Oct. 13, 2025 shares	Dec. 31, 2025 shares person
Disclosure of terms and conditions of share based payment arrangement
Granted	70,000	70,000
Forfeited		0
Expired.		0
Exercised.		0
Outstanding as at December 31		70,000
Exercisable as at December 31		17,500
Maximum Number Of Warrants Approved For Issuance	760,000
Number Of Common Share Per Warrant		1
Maximum Number Of Warrant Holders	1	150
Warrant Maximum Term		10 years
Percentage Of Warrant Vesting At Grant Date		25
Percentage Of Warrant Vesting At First Anniversary Of Grant Date		25
Percentage Of Warrant Vesting At Second Anniversary Of Grant Date		25
Percentage Of Warrant Vesting At Third Anniversary Of Grant Date		25